AMCAP FUND, INC.

  333 South Hope Street Los Angeles, California 90071 Telephone (213) 486-9200

May 5, 2003



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      AMCAP Fund, Inc.
                  File Nos.  2-26516 and 811-1435

Ladies/Gentlemen:

                  Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectuses and Statements of Additional Information since the electronic filing on April 29, 2003 of Registrant's Post-Effective Amendment No. 73 under the Securities Act of 1933 and Amendment No. 42 under the Investment Company Act of 1940.

Sincerely,

/s/ Julie F. Williams

Julie F. Williams
Secretary

Attachments

cc:      Linda Stirling